Income Taxes (Details 3)	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Net change of valuation allowance of deferred tax
Valuation allowance of deferred tax assets at beginning balance	¥ 7,361,029	¥ 7,193,778			¥ 7,193,778	¥ 4,618,909
Additions additions valuation allowance deferred tax assets		775,381			167,251	2,574,869
Valuation allowance of deferred tax assets at ending balance	5,335,468	¥ 7,969,159		¥ 5,335,468	¥ 7,361,029	¥ 7,193,778
Additions additions valuation allowance deferred tax assets	¥ (2,025,561)		$ 284,529	¥ 2,025,561